Treasury risk management - Summary of Derivatives Used to Hedge (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Current financial assets	€ 5,890	€ 5,761
Non-Current financial assets	1,386	1,154
Trade payables and other liabilities	(16,995)	(18,293)
Current financial liabilities	(5,087)	(5,775)
Non-current financial liabilities	(24,535)	(23,713)
Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	37	89
Current financial assets	37	238
Non-Current financial assets	75	51
Total assets	149	378
Trade payables and other liabilities	(65)	(153)
Current financial liabilities	(48)	(102)
Non-current financial liabilities	(446)	(529)
Total liabilities	(559)	(784)
Total	(410)	(406)
Fair value hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	0	0
Fair value hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	(425)	(522)
Total	(425)	(522)
Cash flow hedges | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	22	32
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	(28)	(80)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	(6)	(48)
Cash flow hedges | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	75
Non-Current financial assets	75	51
Trade payables and other liabilities	0	0
Current financial liabilities	(6)	0
Non-current financial liabilities	(21)	(7)
Total	48	119
Cash flow hedges | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	8	6
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	(22)	(38)
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	(14)	(32)
Hedges on the net investment in foreign operations | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	(42)	(92)
Non-current financial liabilities	0	0
Total	(42)	(92)
Hedge accounting not applied | Foreign exchange derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	7	51
Current financial assets	37	163
Non-Current financial assets	0	0
Trade payables and other liabilities	(15)	(35)
Current financial liabilities	0	(10)
Non-current financial liabilities	0	0
Total	29	169
Hedge accounting not applied | Interest rate derivatives | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	0	0
Hedge accounting not applied | Commodity contracts | Derivative used to hedge
Disclosure of detailed information about hedges [line items]
Trade and other receivables	0	0
Current financial assets	0	0
Non-Current financial assets	0	0
Trade payables and other liabilities	0	0
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Total	€ 0	€ 0